Convertible Loans	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
CONVERTIBLE LOANS

NOTE 6 – CONVERTIBLE LOANS

A.	As detailed in Note 1 above, the New Debentures in the amount of $400, mature three years from the Effective Date, bear interest at a rate of 8% per year and are only convertible into shares of the Company's common stock, at the Original Conversion Price ; provided, however, that such Original Conversion Price shall be adjusted downward in the event that the Company, as applicable, sells or grants any options to purchase or sells or grants any right to reprice, or otherwise dispose or issues any common stock or common stock equivalents entitling any purchaser to acquire shares of the Company's common stock at Dilutive Event. In the event of a Dilutive Event at any time from the Effective Time through the six (6) month anniversary of the Effective Time, any such adjustment shall occur immediately after the completion of such period. As of March 30, 2021, the New Debentures have an aggregate outstanding principal balance of $200 as a result of conversions of the New Debentures (see note 15 below).

In accordance with ASC 815-15-25, the conversion feature was considered an embedded derivative instrument, and is to be recorded at its fair value as its fair value can be separated from the convertible loan and its conversion is independent of the underlying note value. The Company recorded finance expenses in respect of the convertible component in the convertible loan in the excess amount of the convertible component fair value over the face loan amount. The conversion liability is then marked to market each reporting period with the resulting gains or losses shown in the statements of operations.

The fair value of the convertible component was estimated by third party appraiser using the Black-Scholes option pricing model, to compute the fair value of the derivative and to mark to market the fair value of the derivative at each balance sheet date. The Company has estimated the fair value of such derivative at a value of $132 at the date of issuance and at a value of $26 as of December 31, 2020. The following are the data and assumptions used as of the balance sheet date:

	December 31, 2020	March 10, 2020
Common stock price	0.25	0.374
Expected volatility	34.89%	37%
Expected term	2.19 years	3 years
Risk free rate	0.17%	0.58%
Forfeiture rate	0%	0%
Expected dividend yield	0%	0%

The fair value allocated to loans out of the New Debentures was estimated by third party appraiser based on the debentures' and market interest' rates and was estimated at a value of $332 at the issuance date. The access of the calculated fair values of the loan and the convertible components over the loan face amounted to $67, and was recorded as interest expenses.

B.	In connection with the Share Exchange, immediately prior to the Effective Time, the Company entered into several Convertible Loan Agreements, on the same terms, in the aggregate amount of $965. The terms of the Convertible Loan Agreements require repayment of the borrowed amount by the one-year anniversary of the Effective Time, unless, at Company's discretion, and subject to its compliance with any and all terms of the material terms of the Convertible Loan Agreements, the term of such loans is extended for an additional twelve (12) month period. The terms of the Convertible Loan Agreements also provide that the Company may repay any portion of the remaining outstanding loan amount, without penalty, provided, however, that the Company provides the specific lender with three business days' written notice prior to such repayment, during which time the lender may elect to convert any or all of the outstanding loan amount into shares of common stock of the Company. The Convertible Loan Agreements bear simple interest at a rate equal to 15% per annum, payable on the 15th day of each calendar month. On December 9, 2020, the Company utilized its rights under the above agreement and extended the terms of the loans for additional twelve month.

The lenders will have the option to convert the unpaid balance of their respective Convertible Loans into shares of Company's common stock based on the lower of (A) lowest effective price per share set in connection with any funds raised by the Company during the six (6) months following the Effective Time. "Effective price" per share means (i) if only shares of Company's common stock are sold in a transaction, the amount actually received in cash by the Company, and (ii) if shares of Company's common stock are sold in a transaction and, in connection therewith additional securities or rights are sold or otherwise issued, the amount actually received in cash by the Company, for the shares of Company's common stock and such additional rights upon their issuance, reduced by the aggregate fair market value of the additional rights (as determined using the Black-Scholes option pricing model or another method determined by the Company in good faith), in each case divided by the number of shares of Company's common stock issued in such transaction; (B) 80% of the lowest effective price per share set in connection with any funds raise by the Company at any time subsequent to six (6) months following the Effective Time until such time as the loans outstanding under all of the Convertible Loan Agreements are fully repaid or otherwise converted provided, however, that such price per share shall not be available in the event of an issuance of Alternative Securities to the lender); (C) a price per share reflecting a post-money valuation of the Company of $15million following the next investment in the Company following the Effective Time; or (D) the conversion price, as adjusted for a Dilutive Event, under the New Debentures. The conversion price is currently $0.374. As of March 30, 2021, the Convertible Loan Agreements have an aggregate outstanding principal balance of $835 as a result of the conversions of certain Convertible Loan Agreements (see note 15 below).

In accordance with ASC 815-15-25, the conversion feature was considered an embedded derivative instrument, and is to be recorded at its fair value as its fair value can be separated from the convertible loan and its conversion is independent of the underlying note value. The Company recorded finance expenses in respect of the convertible component in the convertible loan in the excess amount of the convertible component fair value over the face loan amount. The conversion liability is then marked to market each reporting period with the resulting gains or losses shown in the statements of operations.

The fair value of the convertible component was estimated by third party appraiser using the Black-Scholes option pricing model, to compute the fair value of the derivative and to mark to market the fair value of the derivative at each balance sheet date. The Company has estimated the fair value of such derivative at a value of $144 at the date of issuance and at a value of $22 as of December 31, 2020. The following are the data and assumptions used as of the balance sheet date:

	December 31, 2020	March 10, 2020
Common stock price	0.25	0.374
Expected volatility	34.89%	37%
Expected term	1.19 years	1 year
Risk free rate	0.36%	0.43%
Forfeiture rate	0%	0%
Expected dividend yield	0%	0%

The fair value allocated to loans net of the convertible component was estimated at a value of $822 at the issuance date.